Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2025
Taxes Recoverable [Abstract]
Taxes Recoverable
	December 31, 2025	December 31, 2024
Income tax and social contribution (i)	1,044,983	788,901
Social integration program (ii)	48,837	74,452
Other	17,840	6,566
	1,111,660	869,919

Current	366,105	551,722
Non-current	745,555	318,197

(i)        Refers mainly to withholding taxes from income tax and social contribution.

(ii)      Refers to Social Integration Program (PIS) and Social Contribution on Revenues (COFINS) recoverable on transaction activities and other services.